Details to the consolidated cash flow statements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Change in provisions and other non-current liabilities	$ 896	$ 1,411	$ 1,871
Gains on disposal and other adjustments on property, plant and equipment; intangible assets;financial assets; and other non-current assets, net	(677)	(478)	(1,234)
Equity-settled compensation expense	736	738	758
Income from associated companies	(15,339)	(673)	(659)
Income taxes	2,119	1,807	1,793
Net financial expense	891	947	805
Total	(5,299)	9,881	9,122
Property, plant and equipment
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Adjustments for depreciation and amortisation expense and impairment loss (reversal of impairment loss) recognised in profit or loss	1,489	1,758	1,547
Right-of-use assets [member]
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Adjustments for depreciation and amortisation expense and impairment loss (reversal of impairment loss) recognised in profit or loss	318	330	305
Intangible assets
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Adjustments for depreciation and amortisation expense and impairment loss (reversal of impairment loss) recognised in profit or loss	4,306	4,376	3,974
Financial assets impaired [member]
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Adjustments for depreciation and amortisation expense and impairment loss (reversal of impairment loss) recognised in profit or loss	$ (38)	$ (335)	$ (38)